Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Key Financial Performance Measures of the Segments	Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD
Revenue from subscription segment
Revenue	23,983,378	11,396,668
Cost of revenue	(33,935,805)	(11,511,698)
Gross loss	(9,952,427)	(115,030)

Revenue from advertisement segment
Revenue	4,455,020	5,266,208
Cost of revenue	(2,918,095)	(2,058,000)
Gross profit	1,536,925	3,208,208

Revenue from live events segment
Revenue	1,358,884	2,240,835
Cost of revenue	(1,438,349)	(2,046,802)
Gross (loss)/ profit	(79,465)	194,033

Consolidated
Revenue	29,797,282	18,903,711
Cost of revenue	(38,292,249)	(15,616,500)
Gross (loss)/ profit	(8,494,967)	3,287,211

Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax	Selling and marketing, operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

Segment gross (loss)/profit	(8,494,967)	3,287,211
Selling and marketing expenses	(9,075,071)	(4,637,110)
General and administrative expenses	(8,819,171)	(9,211,224)
Consultancy and professional fees	(764,342)	(738,882)
Government grants	871,385	1,431,490
Finance costs	(66,111)	(84,042)
Finance income	188,881	5,234
Other income	47,173	840,100
Impairment of goodwill	(350,000)	-
Share of loss of a joint venture	(362,978)	(126,844)
Fair value change of warrant liabilities	221,413	(208,383)
Foreign exchange loss, net	(599,773)	(2,409,540)
Loss before tax	(27,203,561)	(11,851,990)

Schedule of Revenue by Market	Revenue by market
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

KSA	8,666,652	2,930,379
UAE	5,679,127	4,286,444
Egypt	5,089,050	6,976,960
Kuwait	3,079,107	250,041
Qatar	1,679,568	141,878
Lebanon	1,404,887	1,588,373
Jordan	559,921	551,497
Morocco	352,928	537,996
Others*	3,286,042	1,640,143
	29,797,282	18,903,711
*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.